Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000215087
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,063	$ 10,179	$ 10,447	$ 10,618	$ 10,651	$ 10,561	$ 10,719	$ 11,504	$ 12,094	$ 12,650
C000024691
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,898		9,960	10,075	10,338	10,485	10,494	10,381	10,511	11,253	11,800	12,313
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year US Treasury Note Index
Accumulated Value	10,000		10,065	10,170	10,482	10,739	10,762	10,597	10,901	11,505	11,977	12,367
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year US Treasury Note Index
Accumulated Value	$ 10,000		$ 10,065	$ 10,170	$ 10,482	$ 10,739	$ 10,762	$ 10,597	$ 10,901	$ 11,505	$ 11,977	$ 12,367